Note 7 - Other (Income) Expense (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	2020	2019

Gain on disposal of business	$-	$(6,082)
Other (income) expense	(361)	67
	$(361)	$(6,015)